Accounts Payable	12 Months Ended
Dec. 31, 2024
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

11. ACCOUNTS PAYABLE

Accounts payable represent obligations of the Group to suppliers for purchases of vehicles held for sale and raw materials. The Group generally receives credit terms ranging from 0 to 180 days. As of December 31, 2024 and 2023, accounts payable totaled US$25.3 million and US$25.1 million, respectively.